Shareholder Report, Holdings (Details) - C000237396 [Member]	Apr. 30, 2026
Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%